POST RETIREMENT BENEFIT PLAN (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 34	$ 138	$ 91
Interest cost	111	292	351
Amortization of prior service cost	(5)
Recognized net actuarial (gain) loss	(188)	190
Net periodic benefit cost (income)	$ (48)	$ 620	$ 442